Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,247	$ (1,552)	$ (465)
Other comprehensive income (loss), net of tax:
Securities with no credit impairment net of tax expense (benefit) of: $(571), $413, and $694 for the years ended December 31, 2021, 2020 and 2019, respectively	(2,073)	1,417	2,612
Securities with credit impairment, net of tax expense (benefit) of: $1, $1, and nil for the years ended December 31, 2021, 2020 and 2019, respectively	3	4	(1)
Total other comprehensive income (loss)	(2,070)	1,421	2,611
Comprehensive income (loss)	$ 1,177	$ (131)	$ 2,146